Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments [Abstract]
Disclosure of carrying amount categories of financial instruments [Text Block]
The carrying amounts of each financial instrument category as of each year-end are detailed as follows:

	As of December 31, 2018		As of December 31, 2017
	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	11,522,482	-	3,158,391	-
Market securities and investments in other companies	11,010,433	-	7,565,805	-
Derivative hedge assets	212,554	3,325,079	-	1,918,191
Total other financial assets	22,745,469	3,325,079	10,724,196	1,918,191
Accounts receivable - trade and other receivable (net)	320,702,339	3,363,123	286,213,598	3,974,395
Accounts receivable from related parties	3,048,841	190,865	5,810,764	258,471
Total accounts receivables	323,751,180	3,553,988	292,024,362	4,232,866
Sub-Total financial assets	346,496,649	6,879,067	302,748,558	6,151,057
Cash and cash equivalents	319,014,050	-	170,044,602	-
Total financial assets	665,510,699	6,879,067	472,793,160	6,151,057
Bank borrowings	38,160,178	75,200,804	24,623,746	73,886,831
Bonds payable	4,081,175	135,281,303	3,306,135	69,476,612
Financial leases obligations	365,972	17,546,162	176,586	17,638,289
Deposits for return of bottles and containers	13,967,995	-	13,228,328	-
Total financial liabilities measured at amortized cost	56,575,320	228,028,269	41,334,795	161,001,732
Derivative financial instruments	4,997,124	-	10,416,675	-
Derivative hedge liabilities	1,194,502	157,028	1,840,188	-
Total financial derivative liabilities	6,191,626	157,028	12,256,863	-
Total other financial liabilities (*)	62,766,946	228,185,297	53,591,658	161,001,732
Account payable- trade and other payable	303,380,168	12,413	281,681,553	541,783
Accounts payable to related parties	6,936,910	-	10,069,043	-
Total commercial obligations and other accounts payable	310,317,078	12,413	291,750,596	541,783
Total financial liabilities	373,084,024	228,197,710	345,342,254	161,543,515

(*) See
Note 21 - Other financial liabilities
.

Disclosure of financial assets and liabilities at fair value category [Text Block]
The following tables show fair values, based on financial instrument categories, compared to the carrying amount included in the Consolidated Statements of Financial Position:

a)   Financial assets and liabilities are detailed as follows:

	As of December 31, 2018		As of December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	11,522,482	11,522,482	3,158,391	3,158,391
Market securities and investments in other companies	11,010,433	11,010,433	7,565,805	7,565,805
Derivative hedge assets	3,537,633	3,537,633	1,918,191	1,918,191
Total other financial assets	26,070,548	26,070,548	12,642,387	12,642,387
Accounts receivable - trade and other receivable (net)	324,065,462	324,065,462	290,187,993	290,187,993
Accounts receivable from related parties	3,239,706	3,239,706	6,069,235	6,069,235
Total accounts receivables	327,305,168	327,305,168	296,257,228	296,257,228
Sub-Total financial assets	353,375,716	353,375,716	308,899,615	308,899,615
Cash and cash equivalents	319,014,050	319,014,050	170,044,602	170,044,602
Total financial assets	672,389,766	672,389,766	478,944,217	478,944,217
Bank borrowings	113,360,982	117,211,707	98,510,577	102,062,465
Bonds payable	139,362,478	187,276,391	72,782,747	79,559,896
Financial leases obligations	17,912,134	24,278,897	17,814,875	29,314,234
Deposits for return of bottles and containers	13,967,995	13,967,995	13,228,328	13,228,328
Total financial liabilities measured at amortized cost	284,603,589	342,734,990	202,336,527	224,164,923
Derivative financial instruments	4,997,124	4,997,124	10,416,675	10,416,675
Derivative hedge liabilities	1,351,530	1,351,530	1,840,188	1,840,188
Total financial derivative liabilities	6,348,654	6,348,654	12,256,863	12,256,863
Total other financial liabilities (*)	290,952,243	349,083,644	214,593,390	236,421,786
Account payable- trade and other payable	303,392,581	303,392,581	282,223,336	282,223,336
Accounts payable to related parties	6,936,910	6,936,910	10,069,043	10,069,043
Total commercial obligations and other accounts payable	310,329,491	310,329,491	292,292,379	292,292,379
Total financial liabilities	601,281,734	659,413,135	506,885,769	528,714,165

(*) See
Note 21 - Other financial liabilities
.

Disclosure of financial instruments categories [Text Block]
b)   Financial instruments by category:

	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
As of December 31, 2018	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	11,522,482	-	-	11,522,482
Marketable securities and investments in other companies	11,010,433	-	-	11,010,433
Derivative hedge assets	-	-	3,537,633	3,537,633
Total other financial assets	22,532,915	-	3,537,633	26,070,548
Cash and cash equivalents	-	319,014,050	-	319,014,050
Trade and other receivable (net)	-	324,065,462	-	324,065,462
Accounts receivable from related parties	-	3,239,706	-	3,239,706
Total financial assets	22,532,915	646,319,218	3,537,633	672,389,766

As of December 31, 2018	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	113,360,982	113,360,982
Bonds payable	-	-	139,362,478	139,362,478
Financial leases obligations	-	-	17,912,134	17,912,134
Deposits for return of bottles and containers	-	-	13,967,995	13,967,995
Derivative financial instruments	4,997,124	-	-	4,997,124
Derivative hedge liabilities	-	1,351,530	-	1,351,530
Total other financial liabilities	4,997,124	1,351,530	284,603,589	290,952,243
Account payable- trade and other payable	-	-	303,392,581	303,392,581
Accounts payable to related parties	-	-	6,936,910	6,936,910
Total financial liabilities	4,997,124	1,351,530	594,933,080	601,281,734

As of December 31, 2017	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	3,158,391	-	-	3,158,391
Marketable securities and investments in other companies	7,565,805	-	-	7,565,805
Derivative hedge assets	-	-	1,918,191	1,918,191
Total other financial assets	10,724,196	-	1,918,191	12,642,387
Cash and cash equivalents	-	170,044,602	-	170,044,602
Trade and other receivable (net)	-	290,187,993	-	290,187,993
Accounts receivable from related parties	-	6,069,235	-	6,069,235
Total financial assets	10,724,196	466,301,830	1,918,191	478,944,217

As of December 31, 2017	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	98,510,577	98,510,577
Bonds payable	-	-	72,782,747	72,782,747
Financial leases obligations	-	-	17,814,875	17,814,875
Deposits for return of bottles and containers	-	-	13,228,328	13,228,328
Derivative financial instruments	10,416,675	-	-	10,416,675
Derivative hedge liabilities	-	1,840,188	-	1,840,188
Total other financial liabilities	10,416,675	1,840,188	202,336,527	214,593,390
Account payable- trade and other payable	-	-	282,223,336	282,223,336
Accounts payable to related parties	-	-	10,069,043	10,069,043
Total financial liabilities	10,416,675	1,840,188	494,628,906	506,885,769

Disclosure of derivatives instruments [Text Block]
The detail of maturities, number of derivative agreements, contracted nominal amounts, fair values and the classification of such derivative instruments by type of agreement at the closing of each year are detailed as follows:

	As of December 31, 2018				As of December 31, 2017
	Number agreegments	Nominal amounts thousand	Asset	Liability	Number agreegments	Nominal amounts thousand	Asset	Liability
			ThCh$	ThCh$			ThCh$	ThCh$
Cross currency interest rate swaps CLP/USD	1	2,000	3,325,079	1,194,502	1	2,000	1,918,191	1,484,538
Less than a year		-	-	1,194,502	-	-	-	1,484,538
Between 1 and 5 years		2,000	3,325,079	-		2,000	1,918,191	-
Cross currency interest rate swaps USD/EURO	1	11,600	212,554	157,028	1	7,872	-	355,650
Less than a year		-	212,554	-		7,872	-	355,650
Between 1 and 5 years	-	11,600	-	157,028	-	-	-	-
Total	2		3,537,633	1,351,530	2		1,918,191	1,840,188
Forwards USD	32	269,371	11,264,711	3,832,634	27	245,641	3,095,825	9,722,619
Less than a year		269,371	11,264,711	3,832,634		245,641	3,095,825	9,722,619
Forwards Euro	10	79,326	225,815	1,153,302	14	65,598	44,474	694,056
Less than a year		79,326	225,815	1,153,302		65,598	44,474	694,056
Forwards CAD	3	2,650	28,381	3,986	3	1,750	15,530	-
Less than a year		2,650	28,381	3,986		1,750	15,530	-
Forwards GBP	4	1,030	3,575	7,202	2	480	2,562	-
Less than a year	4	1,030	3,575	7,202		480	2,562	-
Total	49		11,522,482	4,997,124	46		3,158,391	10,416,675
Total instruments	51		15,060,115	6,348,654	48		5,076,582	12,256,863

Disclosure of cash flow hedges related to loans from Banco de Chile and Banco Scotiabank [Text Block]

As of December 31, 2018
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)
		Currency	Amount	Currency	Amount	Amount	Maturity
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank bonds	USD	8,256,869	EUR	8,201,343	55,526	06-18-2021
Banco de Chile	Flow interest rate on bank bonds	UF	60,388,039	CLP	58,257,462	2,130,577	09-15-2021

As of December 31, 2017
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)
		Currency	Amount	Currency	Amount	Amount	Maturity
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank bonds	USD	4,860,845	EUR	5,216,495	(355,650)	06-18-2018
Banco de Chile	Flow interest rate on bank bonds	UF	60,640,827	CLP	60,207,174	433,653	09-15-2021

Disclosure Of Fair Value Of Financial Instruments Recorded At Fair Value Consolidated Statement Of Financial Position [Text Block]
The fair value of financial instruments recorded at fair value in the Consolidated Financial Statements, is detailed as follows:

As of December 31, 2018	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	11,522,482	-	11,522,482	-
Market securities and investments in other companies	11,010,433	11,010,433	-	-
Derivative hedge assets	3,537,633	-	3,537,633	-
Total other financial assets	26,070,548	11,010,433	15,060,115	-
Derivative financial instruments	4,997,124	-	4,997,124	-
Derivative hedge liabilities	1,351,530	-	1,351,530	-
Total financial derivative liabilities	6,348,654	-	6,348,654	-

As of December 31, 2017	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	3,158,391	-	3,158,391	-
Market securities and investments in other companies	7,565,805	7,565,805	-	-
Derivative hedge assets	1,918,191	-	1,918,191	-
Total other financial assets	12,642,387	7,565,805	5,076,582	-
Derivative financial instruments	10,416,675	-	10,416,675	-
Derivative hedge liabilities	1,840,188	-	1,840,188	-
Total financial derivative liabilities	12,256,863	-	12,256,863	-